Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information [Abstract]
Number of group or industry activity segments reported	39
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	$ 4,160,008	$ 3,404,878
Goodwill	17,206	17,206
Other corporate assets	88,839	87,285
Total assets	4,419,389	3,535,590
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	415,067	338,985	317,725
Other revenue	1,663	657	864
Total revenue	416,730	339,642	318,589
Automotive Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	101,280	105,393
Goodwill	1,338	1,338
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	15,599	15,564	15,225
Automotive Tire Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	191,577	197,997
Intangible assets	529	588
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	22,410	22,164	22,989
Beverage [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	314,832	302,159
Intangible assets	3,571	0
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	23,458	10,292	0
Child Care 1 [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	66,474	72,935
Goodwill	5,353	5,353
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	21,780	21,649	22,167
Convenience Store [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	690,246	711,667
Goodwill	2,074	2,074
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	77,481	58,514	54,734
Drug Store [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	154,015	143,739
Intangible assets	14,422	5,939
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	15,809	13,962	13,727
Health and Fitness 1 [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	296,188	220,856
Intangible assets	1,566	1,708
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	26,817	23,768	18,787
Restaurants - casual dining [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	472,471	487,048
Goodwill	2,461	2,461
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	45,295	45,371	43,865
Restaurants - quick service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	277,900	248,877
Intangible assets	4,037	0
Goodwill	1,318	1,318
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	25,205	24,145	24,779
Grocery Store [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	221,678	72,122
Intangible assets	5,655	6,031
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	6,858	3,147	2,339
Theater [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	383,452	281,072
Intangible assets	31,162	1,579
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	36,812	30,634	30,078
Transportation Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	107,632	4,961
Intangible assets	28,944	0
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	7,586	750	750
Wholesale Club [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	154,964	0
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	3,059	0	0
Non-Reportable Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Net real estate assets	727,299	556,052
Intangible assets	63,450	10,376
Goodwill	4,662	4,662
Segment Reporting, Revenue Reconciling Item [Line Items]
Rental revenue	$ 86,898	$ 69,025	$ 68,285